Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2018
Prospectus Date	rr_ProspectusDate	Jan. 02, 2018